RESTRICTED CASH (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
RESTRICTED CASH
Restricted cash	$ 469,808		$ 470,460	$ 462,874
Cash collateral as a guarantee		$ 600,000